Income Taxes - Additional Information (Detail) ¥ in Millions, $ in Millions			5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2020	Jul. 25, 2017 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2017	May 31, 2020 USD ($)	May 31, 2020 HKD ($)	May 31, 2020 CNY (¥)	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2018 USD ($)	May 31, 2016
Income Taxes [Line Items]
State income tax rate					21.00%	21.00%	21.00%
Effective income tax rate			21.00%	35.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit					$ 354,859,000			$ 227,846,000		$ 297,237,000
Income tax rate					27.46%	27.46%	27.46%	26.96%	26.96%	16.64%
Cash paid for dividend		$ 71,153,000								$ 71,153,000
Valuation allowance			$ 5,506,000		$ 41,095,000			$ 9,088,000		5,506,000
Net operating loss								202,077,000
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors											10.00%
Aggregate undistributed earnings available for distribution			1,819,317,000		2,279,550,000			1,972,912,000		1,819,317,000
Unrecognized tax benefits			$ 0		0			0		0
Provision for income taxes					$ 134,362,000			85,714,000		59,408,000
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate					19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate					30.00%	30.00%	30.00%
CANADA | Overseas [Member]
Income Taxes [Line Items]
Income tax rate					26.50%	26.50%	26.50%
Wholly owned subsidiaries [Member]
Income Taxes [Line Items]
Cash paid for dividend					$ 59,696,000			43,420,000		69,567,000
Withholding tax paid for the dividend					3,062,000			2,171,000		6,957,000
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability					$ 16,000,000		¥ 0.1
Beijing Hewstone, Shanghai Smart Words and Beijing Decision [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend								3,062,000
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend								$ 5,000		6,957,000
High and new tech enterprise (HNTE) [Member]
Income Taxes [Line Items]
Income tax rate	15.00%				15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate					15.00%	15.00%	15.00%
Newly established software enterprise (NESE) [Member]
Income Taxes [Line Items]
Preferential tax rate					12.50%	12.50%	12.50%
Tax holiday year					2 years	2 years	2 years
Income tax holiday, description					Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the Enterprise Income Tax (“EIT”) for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the Enterprise Income Tax (“EIT”) for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the Enterprise Income Tax (“EIT”) for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate					25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate					25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit						$ 2			$ 2
Income tax rate					16.50%	16.50%	16.50%	8.25%	8.25%
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes					$ 0			$ 0		$ 0
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates					May 31, 2021	May 31, 2021	May 31, 2021
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates					May 31, 2025	May 31, 2025	May 31, 2025